SHARE-BASED COMPENSATION - Share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Cost of revenue	$ 290	$ 98	$ 95
Research and development	349	184	208
Selling and marketing	524	348	262
General and administrative	743	305	257
Total	$ 1,906	$ 935	$ 822